Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about derivative financial instruments	The fair values of derivatives by category are as follows:

	2024			2023
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current	44	(335)	(291)	153	(222)	(69)
Non-current	324	(909)	(585)	276	(1,071)	(795)
	368	(1,244)	(876)	429	(1,293)	(864)

Financing derivatives	333	(1,126)	(793)	363	(1,119)	(756)
Commodity contract derivatives	35	(118)	(83)	66	(174)	(108)
	368	(1,244)	(876)	429	(1,293)	(864)
The fair values of financing derivatives by type are as follows:

	2024			2023
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	43	(110)	(67)	49	(98)	(49)
Cross-currency interest rate swaps	234	(844)	(610)	192	(888)	(696)
Foreign exchange forward contracts¹	16	(68)	(52)	100	(11)	89
Inflation-linked swaps	40	(104)	(64)	22	(122)	(100)
	333	(1,126)	(793)	363	(1,119)	(756)
1.Included within the foreign exchange forward contracts balance are £36 million (2023: £4 million) of derivative liabilities in relation to the hedging of capital expenditureThe notional contract amounts of financing derivatives by type are as follows:

	2024	2023
	£m	£m
Interest rate swaps	(2,175)	(1,727)
Cross-currency interest rate swaps	(15,602)	(15,025)
Foreign exchange forward contracts	(7,675)	(5,263)
Inflation-linked swaps	(3,190)	(2,387)
	(28,642)	(24,402)
The fair values of commodity contract derivatives by type are as follows:

	2024			2023
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	—	(3)	(3)	2	(6)	(4)
Derivative financial instruments linked to commodity prices
Electricity capacity	—	—	—	1	—	1
Electricity swaps	33	(82)	(49)	53	(92)	(39)
Electricity options	—	(1)	(1)	—	(3)	(3)
Gas swaps	2	(22)	(20)	9	(42)	(33)
Gas options	—	(10)	(10)	1	(31)	(30)
	35	(118)	(83)	66	(174)	(108)
The notional quantities of commodity contract derivatives by type are as follows:

	2024	2023
Forward purchases of gas[1]	38m Dth	22m Dth
Electricity swaps	14,128 GWh	14,076 GWh
Gas swaps	44m Dth	50m Dth
Gas options	78m Dth	57m Dth
1.Forward gas purchases have terms up to one year (2023: one year). The contractual obligations under these contracts are £14 million (2023: £24 million)
Disclosure of maturity analysis for derivative financial liabilities	The maturity profile of financing derivatives is as follows:

	2024			2023
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	18	(249)	(231)	100	(93)	7
	18	(249)	(231)	100	(93)	7
Non-current
In 1 to 2 years	6	(80)	(74)	13	(100)	(87)
In 2 to 3 years	31	(44)	(13)	15	(96)	(81)
In 3 to 4 years	32	(74)	(42)	32	(11)	21
In 4 to 5 years	49	(83)	(34)	14	(107)	(93)
More than 5 years	197	(596)	(399)	189	(712)	(523)
	315	(877)	(562)	263	(1,026)	(763)
	333	(1,126)	(793)	363	(1,119)	(756)
The maturity profile of commodity contract derivatives is as follows:

	2024			2023
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	26	(86)	(60)	53	(129)	(76)
	26	(86)	(60)	53	(129)	(76)
Non-current
In 1 to 2 years	3	(28)	(25)	11	(29)	(18)
In 2 to 3 years	5	(4)	1	2	(15)	(13)
In 3 to 4 years	1	—	1	—	(1)	(1)
	9	(32)	(23)	13	(45)	(32)
	35	(118)	(83)	66	(174)	(108)